13. INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
Federal income tax rate	20.00%	20.00%
NCI – Symbid Coop		(0.14%)
NCI – Gambitious Coop	(0.37%)	(3.36%)
Equity Method Pick-Up – Symbid Holding	(9.49%)
Gain on capital sale of stock		0.77%
Other	(0.07%)	(0.36%)
Effective income tax rate	10.07%	16.91%
Effect on valuation allowance	(10.07%)	(16.91%)
Effective income tax rate	0.00%	0.00%